Net Loss Per Share (Details) - Schedule of diluted net income per ordinary share - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Antidilutive Securities Excluded from Computation of Net Loss Per Share [Abstract]
Shares issuable upon exercise of share option and restricted shares	213,750	22,773,654	70,886,760
Shares issuable upon conversion of convertible redeemable preferred shares			980,600,231